As filed with the Securities and Exchange Commission on December 27, 2016
1933 Act Registration No. 333-181616
1940 Act Registration No. 811-09763

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 16

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 382

Lincoln New York Account N for Variable Annuities
(Exact Name of Registrant)

Lincoln ChoicePlus AssuranceSM Series

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
(Name of Depositor)

100 Madison Street, Suite 1860
Syracuse, New York 13202
(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number, Including Area Code: (315) 428-8400

Robert O. Sheppard, Esquire
Lincoln Life & Annuity Company of New York
100 Madison Street, Suite 1860
Syracuse, New York 13202
(Name and Address of Agent for Service)

Copy to:

Scott C. Durocher, Esquire
The Lincoln National Life Insurance Company
350 Church Street
Hartford, Connecticut 06103

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/x/ immediately upon filing pursuant to paragraph (b) of Rule 485
/ / on ____________, pursuant to paragraph (b) of Rule 485
/ / 60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ / on _____________ pursuant to paragraph (a)(1) of Rule 485

Title of Securities being registered:
Interests in a separate account under individual flexible
payment deferred variable annuity contracts.

Lincoln Life & Annuity Company of New York
Lincoln New York Account N for Variable Annuities

Rate Sheet Prospectus Supplement dated December 27, 2016

This Rate Sheet Prospectus Supplement (“Rate Sheet”) does not apply if you have not elected i4LIFE® Advantage Select Guaranteed Income Benefit.  This supplement is for informational purposes and requires no action on your part.

This Rate Sheet provides the i4LIFE® Advantage Select Guaranteed Income Benefit percentages that we are currently offering.  This supplement will replace and supersede any previously issued Rate Sheet(s), and must be retained with the current prospectus.

For new Contractowners, the current Rate Sheet will be included with the prospectus. For existing Contractowners, current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet by contacting your registered representative, or online at LincolnFinancial.com. This Rate Sheet has been filed with the Securities and Exchange Commission.

The rates below apply for applications and/or rider election forms signed between January 9, 2017 and April 14, 2017.  The Guaranteed Income Benefit percentages may be different than those listed below for applications signed after April 14, 2017.

Single Life GIB Percentage		Joint Life GIB Percentage
Age	GIB Percentage	Age	GIB Percentage
Under 40	2.5%	Under 40	2.5%
40-54	3.0%	40-54	3.0%
55-58	3.5%	55-58	3.5%
59-64	4.0%	59-69	4.0%
65-69	4.5%	70-74	4.5%
70-79	5.0%	75-79	5.0%
80+	5.5%	80+	5.5%

In order to receive the rate indicated in this Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted above. We must receive your application or rider election form in Good Order within 10 days from the date you sign your application or rider election form and the annuity must be funded within 60 calendar days.  Additional paperwork may be required if these conditions are not met and you still wish to purchase the annuity in order to receive the applicable rates in effect at that time.

Subject to the rules above, if the Guaranteed Income Benefit percentages rates that we are currently offering on the day the contract and/or rider is issued are higher than the rates we were offering on the date you signed your application or rider election form and neither rates have decreased, you will receive the higher set of rates.  If any rates have decreased when we compare the Guaranteed Income Benefit percentage rates that we are offering on the day you signed your application or rider election form to the set of rates that we are offering on the day your contract and/or rider is issued, your contract / rider will be issued with the set of rates that were in effect on the day you signed your application or rider election form, subject to meeting the rules above.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlus AssuranceSM Series
ChoicePlusSM Signature

Supplement dated December 27, 2016 to the prospectus dated May 1, 2016

This supplement to the prospectus for your individual variable annuity contract describes Lincoln 4LATER® Select Advantage, available for purchase beginning January 9, 2017, or when available in your state. In addition, beginning January 9, 2017, new elections of 4LATER® Advantage (Managed Risk) will no longer be available. This supplement is for informational purposes and requires no action on your part.

OVERVIEW

4LATER® Select Advantage is an optional rider that provides an Income Base that will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage. This rider will be available beginning January 9, 2017 (or when approved in your state), to new contractowners and to current contractowners who wish to terminate their 4LATER® Advantage (Managed Risk) rider. 4LATER® Select Advantage is not available to any other existing Contractowners.

In addition, Contractowners who have elected 4LATER® Select Advantage have the option to later transition to i4LIFE® Advantage Select Guaranteed Income Benefit. i4LIFE® Advantage is an optional Annuity Payout rider that provides periodic variable income payments for life, the ability to make withdrawals during a defined period of time (called the Access Period) and a Death Benefit during the Access Period. The Guaranteed Income Benefit is available for election at the time you elect i4LIFE® Advantage and provides a minimum payout floor. You cannot have both i4LIFE® Advantage and 4LATER® Select Advantage in effect on your contract at the same time.

If 4LATER® Advantage (Managed Risk) is currently in effect on your contract, and you want to terminate your existing rider and elect 4LATER® Select Advantage, we are currently waiving the five-year holding period that is required before terminating a rider. There is no guarantee that we will continue to waive the holding period and we reserve the right to reinstate the holding period at any time. Other than the termination of your current rider, and the waiver of the holding period, your contract will not change in any way. Any applicable existing or future surrender charges will continue to apply, as described in your contract and your contract prospectus. We are doing this as a customer service to you, and there is no financial incentive being provided to you, or to your registered representative if you decide to terminate your existing 4LATER® Advantage (Managed Risk) rider and elect 4LATER® Select Advantage.

In general, anytime you terminate a rider, you lose all value in that rider. If you decide to drop your 4LATER® Advantage (Managed Risk) rider and elect 4LATER® Select Advantage, your current Income Base will terminate without value. In other words, you cannot transfer your current Income Base over to 4LATER® Select Advantage. Your initial Income Base under 4LATER® Select Advantage will be equal to the Contract Value on the effective date of the 4LATER® Select Advantage rider. The Income Base is in an amount used to calculate the rider charge and the Guaranteed Income Benefit under the i4LIFE® Advantage Select Guaranteed Income Benefit. You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by 4LATER® Select Advantage before making your decision. 4LATER® Select Advantage does not include all the same features, and it may not provide the same level of guarantee. You should also compare the fees and charges of each rider. If you have any questions about terminating your 4LATER® Advantage (Managed Risk) rider and electing 4LATER® Select Advantage, you should contact your registered representative or call us at the number listed on the first page of your prospectus.

DESCRIPTION OF CHANGES

The following discussion describes changes that are incorporated into the specified sections of your prospectus. All other provisions of your prospectus remain unchanged.

Expense Tables – The following table reflects the expenses for 4LATER® Select Advantage, and is added to Expense Table A under Optional Living Benefit Rider Charges:

	Single Life	Joint Life
4LATER® Select Advantage*
Guaranteed Maximum Annual Charge ……………………………………..	2.25%	2.45%
Current Initial Annual Charge ………………………………………………..	1.25%	1.50%

* As an annualized percentage of the Income Base, as increased by subsequent Purchase Payments, 5% Enhancements, and Automatic Annual Step-ups, and decreased by withdrawals. This charge is deducted from the Contract Value on a quarterly basis. See Charges and Other Deductions – 4LATER® Select Advantage for more information.

The table below will be added as the final expense table of this section:

The following table reflects the expenses for i4LIFE® Advantage Select Guaranteed Income Benefit for a Contractowner that has transitioned from 4LATER® Select Advantage:

i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from 4LATER® Select Advantage:	Single Life	Joint Life
Guaranteed Maximum Annual Charge ………………………….	2.25%	2.45%
Current Initial Annual Charge ………………………….	1.25%	1.50%

* As an annualized percentage of the greater of the Income Base (associated with 4LATER® Select Advantage) or Account Value. This charge is deducted from Account Value on a quarterly basis and only on and after the effective date of i4LIFE® Advantage. In the event of an automatic step-up in the Guaranteed Income Benefit, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increases and 2) the dollar amount of the charge will also increase by the percentage increase, if any, to the 4LATER® Select Advantage current charge rate. (The 4LATER® Select Advantage charge continues to be a factor in determining the i4LIFE® Advantage Select Guaranteed Income Benefit charge.).

Summary of Common Questions – The following paragraph will be added to this section of your prospectus.

What is 4LATER® Select Advantage? 4LATER® Select Advantage is an optional rider that provides an Income Base which may be used to establish the amount of the Guaranteed Income Benefit payment upon election of i4LIFE® Advantage. If you elect 4LATER® Select Advantage, you must later elect i4LIFE® Advantage Select Guaranteed Income Benefit to receive a benefit from 4LATER® Select Advantage. 4LATER® Select Advantage is available to new contractowners and to current contractowners who wish to terminate their 4LATER® Advantage (Managed Risk) rider. You cannot simultaneously elect 4LATER® Select Advantage with any other Living Benefit Rider. There is an additional charge for this rider, and you will be subject to Investment Requirements. See Living Benefit Riders – 4LATER® Select Advantage and Investment Requirements.

Charges and Other Deductions – Rider Charges - The following discussion is added to the Charges and Other Deductions section of the prospectus, under “Rider Charges.”

4LATER® Select Advantage Charge. While this rider is in effect, there is a charge for 4LATER® Select Advantage which is deducted quarterly. The current initial annual rider charge rate is 1.25% (0.3125% quarterly) for the single life option and 1.50% (0.375% quarterly) for the joint life option.

The charge is based on the Income Base (initial Purchase Payment if purchased at contract issue or Contract Value at the time of election) as increased for subsequent Purchase Payments, 5% Enhancements, and Automatic Annual Step-ups, and as decreased for withdrawals. We will deduct the charge for this rider from the Contract Value on a quarterly basis, with the first deduction occurring on the Valuation Date on or next following the quarterly anniversary of the rider’s effective date. This deduction will be made in proportion to the value in each Subaccount and any fixed account of the contract on the Valuation Date the rider charge is assessed. The amount we deduct will increase or decrease as the Income Base increases or decreases because the charge is based on the Income Base.

Since the Automatic Annual Step-up could increase your Income Base every Benefit Year (if all conditions are met), the charge rate could also increase every Benefit Year, but the rate will never exceed the guaranteed maximum annual charge rate of 2.25% (2.45% joint life option). If your charge rate is increased, you may opt out of the Automatic Annual Step-up by giving us notice within 30 days after the Benefit Year anniversary if you do not want your rate to change. If you opt out of the step-up, your current charge rate will remain in effect and the Income Base will be returned to the Income Base immediately prior to the step-up, adjusted for additional Purchase Payments or withdrawals, if any. This opt-out will only apply for this particular Automatic Annual Step-up. You will need to notify us each time the charge rate increases if you want to opt out of subsequent Automatic Annual Step-ups.

The annual rider charge rate will increase to the then current rider charge rate not to exceed the guaranteed maximum annual charge rate, if after the first Benefit Year anniversary cumulative Purchase Payments added to the contract equal or exceed $100,000. You may not opt-out of this rider charge rate increase. See the Living Benefit Riders – 4LATER® Select Advantage – Income Base section of this supplement for more information.

The rider charge will be discontinued upon the termination of the rider. A portion of the rider charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider (except for death), surrender of the contract, or the election of an Annuity Payout option, including i4LIFE® Advantage.

Charges and Other Deductions – Rider Charges - The following discussion, including the example, is added to the Charges and Other Deductions section of the prospectus, under “Rider Charges.”

i4LIFE® Advantage Guaranteed Income Benefit Charge for Contractowners who transition from 4LATER® Select Advantage. If you have elected 4LATER® Select Advantage, you may carry over certain features of that rider to transition to i4LIFE® Advantage Select Guaranteed Income Benefit. You may make this transition at any time after electing 4LATER® Select Advantage. If you make this transition, your 4LATER® Select Advantage current charge rate will be the initial charge rate for your i4LIFE® Advantage Select Guaranteed Income Benefit rider.

This charge is in addition to the daily mortality and expense risk and administrative charge for your Death Benefit option set out in the Deductions of the VAA section of the prospectus. The charges and calculations described in the i4LIFE® Advantage Guaranteed Income Benefit section of your prospectus will not apply.

The charge for i4LIFE® Advantage Select Guaranteed Income Benefit is deducted quarterly, starting with the first three-month anniversary of the effective date of i4LIFE® Advantage and every three months thereafter. The total annual subaccount charge for the Death Benefit you have elected on your base contract also applies. If 4LATER® Select Advantage was your prior rider, the current initial charge rate for i4LIFE® Advantage Select Guaranteed Income Benefit is 1.25% (0.3125% quarterly) for the single life option and 1.50% (0.375% quarterly) for the joint life option. The charge is a percentage of the greater of the Income Base or the Account Value. The total annual Subaccount charge for the Death Benefit you selected under your base contract will also apply. Contractowners are guaranteed that in the future the guaranteed maximum charge rate for i4LIFE® Advantage Select Guaranteed Income Benefit will be the guaranteed maximum charge rate that was in effect at the time they purchased the prior rider.

The charge will not change unless there is an automatic step-up of the Guaranteed Income Benefit (described in the i4LIFE® Advantage section of your prospectus). At such time, the dollar amount of the charge will increase by a two part formula: 1) the charge will increase by the same percentage that the Guaranteed Income Benefit payment increased and 2) the charge will also increase by the percentage of any increase to the 4LATER® Select Advantage current charge rate. (The 4LATER® Select Advantage charge rate continues to be used as a factor in determining the i4LIFE® Advantage Select Guaranteed Income Benefit charge.) This means that the charge may change annually. The charge may also be reduced if a withdrawal above the Regular Income Payment is taken. The dollar amount of the rider charge will be reduced in the same proportion that the withdrawal reduced the Account Value. The annual dollar amount is divided by four (4) to determine the quarterly charge.

The following example shows how the initial charge for i4LIFE® Advantage Select Guaranteed Income Benefit for purchasers of 4LATER® Select Advantage is calculated as well as adjustments due to increases to the Select Guaranteed Income Benefit and the 4LATER® Select Advantage charge rate. The example is a nonqualified contract and assumes the Contractowner is a 70-year old male on the effective date of electing i4LIFE® Advantage Select Guaranteed Income Benefit. Pursuant to the provisions of the Select Guaranteed Income Benefit the initial Guaranteed Income Benefit is set at 5% of the Income Base based upon the Contractowner’s age. The example also assumes that the current charge rate for 4LATER® Select Advantage is 1.25% (single life option). The first example demonstrates how the initial charge is determined for an existing contract with an Account Value and Income Base.

1/1/2014	Initial i4LIFE® Advantage Account Value………….…………………………………………	$ 100,000
1/1/2014	Income Base as of the last Valuation Date 4LATER® Select Advantage …...…..	$ 110,000
1/1/2014
Initial annual charge for i4LIFE® Advantage Select Guaranteed Income Benefit ($110,000 x 1.25%) The current charge for 4LATER® Select Advantage is assessed against the Income Base since it is larger than the Account Value.  …….…
$ 1,375
1/2/2014	Amount of initial i4LIFE® Advantage Regular Income Payment (an example of how the Regular Income Payment is calculated is shown in the SAI) ……………………………..	$ 5,535
1/2/2014	Initial Guaranteed Income Benefit (5% * $110,000 Income Base) …………………	$ 5,500

The next example shows how the charge will increase if the Guaranteed Income Benefit is stepped up to 75% of the Regular Income Payment.

1/2/2015	Recalculated Regular Income Payment (due to market gain in Account Value) …………	$ 7,500
1/2/2015	New Guaranteed Income Benefit (75% * $7,500 Regular Income Payment …….............	$ 5,625
1/2/2015	Annual charge for i4LIFE® Advantage Select Guaranteed Income Benefit ($1,375 x ($5,625/$5,500)) Prior charge x [ratio of increased Guaranteed Income Benefit to prior Guaranteed Income Benefit] ……………………………………………………………………………….…	$1,406.25

Continuing the above example:

1/2/2015	Annual charge for i4LIFE® Advantage Select Guaranteed Income Benefit ………….	$1,406.25
1/2/2015	Recalculated Regular Income Payment (due to Account Value increase) …………….….	$ 7,700
1/2/2016	New Guaranteed Income Benefit (75% x $7,700 Regular Income Payment …….............	$ 5,775
Assume the 4LATER® Select Advantage charge rate increases from 1.25% to 1.35%.
1/2/2016	Annual charge for i4LIFE® Advantage Select Guaranteed Income Benefit ($1,406.25 x ($5,775/$5,625) x (1.35%/1.25%)) …………………………………………….	$1,559.25

The new annual charge for i4LIFE® Advantage Select Guaranteed Income Benefit is $1,559.25, which is equal to the current annual charge of $1,406.25 multiplied by the percentage increase of the Guaranteed Income Benefit ($5,775/$5,625) and then multiplied by the percentage increase to the 4LATER® Select Advantage current charge rate (1.35%/1.25%).

If the charge rate of i4LIFE® Advantage Select Guaranteed Income Benefit is increased, we will notify you in writing. You may contact us in writing or at the telephone number listed on the first page of your prospectus to reverse the step-up within 30 days after the date on which the step-up occurred. If we receive this notice, we will decrease the charge rate, on a going forward basis, to the charge rate in effect before the step-up occurred.  Any increased charges paid between the time of the step-up and the date we receive your notice to reverse the step-up will not be reimbursed. If the Guaranteed Income Benefit increased due to the step-up we would decrease the Guaranteed Income Benefit to the Guaranteed Income Benefit in effect before the step-up occurred, reduced by any additional withdrawals. Future step-ups as described in the rider would continue.

After the Periodic Income Commencement Date, if the Guaranteed Income Benefit is terminated, i4LIFE® Advantage will also be terminated and the i4LIFE® Advantage Select Guaranteed Income Benefit charge will cease. A portion of the i4LIFE® Advantage Select Guaranteed Income Benefit charge, based on the number of days the rider was in effect that quarter, will be deducted upon termination of the rider.

The Contracts – Investment Requirements – The following information is added to the Investment Requirements section of your prospectus immediately following the “Investment Requirements for other Living Benefit Riders” sections. These Investment Requirements do not replace the Investment Requirements you may be subject to under another existing Living Benefit Rider.

Investment Requirements – If you elect 4LATER® Select Advantage or i4LIFE® Advantage Select Guaranteed Income Benefit, you must currently allocate your Contract Value among the Subaccounts listed below:
Group 1 Investments must be at least 40% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)
Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Floating Rate Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP Dimensional/Vanguard Total Bond Fund
JPMorgan Insurance Trust Core Bond Fund	LVIP PIMCO Low Duration Bond Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Bond Index Fund
LVIP Delaware Bond Fund

Group 2 Investments cannot exceed 60% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)
AB VPS Small/Mid Cap Value Portfolio	LVIP Global Growth Allocation Managed Risk Fund
American Century VP Balanced Fund	LVIP Global Moderate Allocation Managed Risk Fund
BlackRock Global Allocation V.I. Fund	LVIP Goldman Sachs Income Builder Fund
Delaware VIP® Small Cap Value Series	LVIP Government Money Market Fund
Delaware VIP® U.S. Growth Series	LVIP JPMorgan High Yield Fund
Delaware VIP® Value Series	LVIP MFS International Growth Fund
Fidelity® VIP Contrafund® Portfolio	LVIP MFS Value Fund
Fidelity® VIP FundsManager® 50% Portfolio	LVIP Mondrian International Value Fund
Fidelity® VIP Mid Cap Portfolio	LVIP SSGA Conservative Index Allocation Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio	LVIP SSGA Conservative Structured Allocation Fund LVIP SSGA Developed International 150 Fund
Franklin Income VIP Fund Franklin Mutual Shares VIP Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Invesco V.I. Equally-Weighted S&P 500 Fund	LVIP SSGA International Index Fund
Invesco V.I. International Growth Fund	LVIP SSGA Large Cap 100 Fund
JPMorgan Insurance Trust Global Allocation Portfolio	LVIP SSGA Mid-Cap Index Fund
LVIP American Global Growth Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP American Growth Fund	LVIP SSGA Moderate Structured Allocation Fund
LVIP American Growth-Income Fund LVIP American International Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP Baron Growth Opportunities Fund LVIP BlackRock Global Allocation V.I. Managed Risk Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund LVIP SSGA S&P 500 Index Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	LVIP SSGA Small-Cap Index Fund LVIP SSGA Small-Mid Cap 200 Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund	LVIP Vanguard Domestic Equity ETF Fund
LVIP Delaware Special Opportunities Fund	LVIP Vanguard International Equity ETF Fund
LVIP Dimensional International Core Equity Fund	LVIP Wellington Mid-Cap Value Fund
LVIP Dimensional U.S. Core Equity 1 Fund	MFS® VIT Growth Series
LVIP Dimensional U.S. Core Equity 2 Fund	MFS® VIT Total Return Series
LVIP Franklin Templeton Multi-Asset Opportunities Fund	Putnam VT George Putnam Balanced Fund
LVIP Global Conservative Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.

American Century VP Balanced Fund	LVIP Franklin Templeton Multi-Asset Opportunities Fund
BlackRock Global Allocation V.I. Fund	LVIP Global Conservative Allocation Managed Risk Fund
Delaware VIP® Diversified Income Series	LVIP Global Growth Allocation Managed Risk Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP Global Moderate Allocation Managed Risk Fund
Fidelity® VIP FundsManager® 50% Portfolio	LVIP Goldman Sachs Income Builder Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio	LVIP PIMCO Low Duration Bond Fund LVIP SSGA Bond Index Fund
JPMorgan Insurance Trust Core Bond Fund	LVIP SSGA Conservative Index Allocation Fund
LVIP BlackRock Global Allocation V.I. Managed Risk	LVIP SSGA Conservative Structured Allocation Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	LVIP SSGA Moderate Structured Allocation Fund LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Delaware Bond Fund	MFS® VIT Total Return Series
LVIP Delaware Diversified Floating Rate Fund	Putnam VT George Putnam Balanced Fund
LVIP Dimensional/Vanguard Total Bond Fund

As an alternative, to satisfy these Investment Requirements, 100% of the Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

Living Benefit Riders - 4LATER® Select Advantage – The following discussion, beginning immediately below, and continuing through the “i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from 4LATER® Select Advantage” paragraph will be added to the Living Benefit Riders section of the underlying prospectus.

4LATER® Select Advantage. 4LATER® Select Advantage is a rider that provides an Income Base which will be used to establish the amount of the Guaranteed Income Benefit payment upon the election of i4LIFE® Advantage.  If you elect 4LATER® Select Advantage, you must later elect i4LIFE® Advantage Select Guaranteed Income Benefit in order to receive a benefit from 4LATER® Select Advantage. You will be subject to certain Investment Requirements in which your Contract Value must be allocated among specified Subaccounts. See The Contracts – Investment Requirements.

Availability. To elect 4LATER® Select Advantage, the Contractowner, Annuitant and Secondary Life under the joint life option must be age 85 or younger. 4LATER® Select Advantage is available for election to new contractowners and to current contractowners who have previously purchased the 4LATER® Advantage (Managed Risk) rider. If 4LATER® Advantage (Managed Risk) is currently in effect on your contract, and you want to terminate the existing rider and elect 4LATER® Select Advantage, we are currently waiving the five-year waiting period that is required before terminating a rider.

Before electing 4LATER® Select Advantage, you must first terminate your existing rider, and you will no longer be entitled to any of the benefits that have accrued under that rider. You cannot transfer your current Income Base over to 4LATER® Select Advantage. You should carefully compare the features and benefits provided by your existing rider to the features and benefits provided by 4LATER® Select Advantage before making your decision.

4LATER® Select Advantage is not available for purchase with qualified contracts and is designed primarily for purchasers of nonqualified contracts where the Contractowner and Annuitant are different people (single life option) or with joint life benefits where the Secondary Life is not a spouse.

There is no guarantee that 4LATER® Select Advantage will be available for new purchasers in the future as we reserve the right to discontinue this benefit at any time. In addition, we may make different versions of 4LATER® Select Advantage available to new purchasers. You cannot elect the rider and any other Living Benefit Rider or any other payout option offered in your contract at the same time.

If you purchase 4LATER® Select Advantage, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your contract. In addition, the fixed account is not available except for use with dollar cost averaging. See Investment Requirements for more information.

Benefit Year. The Benefit Year is the 12-month period starting with the effective date of the rider and starting with each anniversary of the rider effective date after that.

Income Base. The Income Base is an amount used to calculate the Guaranteed Income Benefit under i4LIFE® Advantage Select Guaranteed Income Benefit. The Income Base is not available to you as a lump sum withdrawal or as a Death Benefit. The initial Income Base varies based on when you elect the rider. If you elect 4LATER® Select Advantage at the time you purchase the contract, the Income Base will be equal to the initial Purchase Payment. If you elect the rider after you have purchased the contract, the initial Income Base will equal the Contract Value on the effective date of 4LATER® Select Advantage. The maximum Income Base is $10 million. The maximum takes into consideration the total guaranteed amounts from all Lincoln Life contracts (or contracts issued by our affiliates) in which you (and/or Secondary Life, if joint life option) are the covered lives.

Additional Purchase Payments automatically increase the Income Base by the amount of the Purchase Payments (not to exceed the maximum Income Base). For example, an additional Purchase Payment of $10,000 will increase the Income Base by $10,000. After the first anniversary of the rider effective date, once cumulative additional Purchase Payments exceed $100,000, additional Purchase Payments will be limited to $50,000 per Benefit Year without Home Office approval. If after the first Benefit Year cumulative additional Purchase Payments equal or exceed $100,000, the charge for 4LATER® Select Advantage will change to the then current charge in effect on the next Benefit Year anniversary. Additional Purchase Payments will not be allowed if the Contract Value decreases to zero for any reason, including market loss.

Each withdrawal reduces the Income Base in the same proportion as the amount withdrawn reduces the Contract Value on the Valuation Date of the withdrawal. This means that the reduction in the Income Base could be more than the dollar amount of the withdrawal.

The following example demonstrates the impact of a withdrawal on the Income Base and the Contract Value. The Contractowner makes a withdrawal of $11,200 which causes a $12,550 reduction in the Income Base.

Prior to the withdrawal:

Contract Value = $112,000

Income Base = $125,500

After a withdrawal of $11,200, the Contract Value is reduced by 10% ($11,200) and the Income Base is also reduced by 10%, the same proportion by which the withdrawal reduced the Contract Value ($11,200 ÷ $112,000)

Contract Value = $100,800 ($112,000 - $11,200)

Income Base = $112,950 ($125,500 x 10% = $12,550; $125,500 - $12,550 = $112,950)

In a declining market, withdrawals may significantly reduce your Income Base, and as a result will reduce your future Guaranteed Income Benefit. If the Income Base is reduced to zero due to withdrawals, this rider will terminate. If the Contract Value is reduced to zero due to a withdrawal, both the rider and the contract will terminate.

Automatic Annual Step-up. The Income Base will automatically step-up to the Contract Value on each Benefit Year anniversary if:

a.	the Annuitant (single life option), or the Secondary Life (joint life option) are still living and under age 86; and

b.
the Contract Value on that Benefit Year anniversary, after the deduction of any withdrawals (including the rider charge), plus any Purchase Payments made on that date is equal to or greater than the Income Base after the 5% Enhancement (if any).

The Automatic Annual Step-up is available even in years in which a withdrawal has occurred.

5% Enhancement. On each Benefit Year anniversary, the Income Base, minus Purchase Payments received in the preceding Benefit Year, will be increased by 5% if:

a.	the Annuitant (as well as the Secondary Life if the joint life option is in effect) are under age 86; and

b.	if there were no withdrawals in the preceding Benefit Year; and

c.	the rider is within the Enhancement Period described below.

The Enhancement Period is a 10-year period that begins on the effective date of the rider.

Any Purchase Payment made after the initial Purchase Payment will be added immediately to the Income Base. However, any new Purchase Payment must be invested in the contract for at least one Benefit Year before it will be used in calculating the 5% Enhancement. Any Purchase Payments made within the first 90 days after the effective date of 4LATER® Select Advantage will be included in the Income Base for purposes of calculating the 5% Enhancement on the first Benefit Year anniversary.

If you decline the Automatic Annual Step-up during the first 10 Benefit Years, you will continue to be eligible for the 5% Enhancements through the end of the Enhancement Period.

Note: The 5% Enhancement is not available in any Benefit Year there is a withdrawal from Contract Value. A 5% Enhancement will occur in subsequent years only under certain conditions. If you are eligible (as defined above) for the 5% Enhancement in the next year, the enhancement will not occur until the Benefit Year anniversary of that year.

The following is an example of the impact of the 5% Enhancement on the Income Base (assuming no withdrawals):

Initial Purchase Payment = $100,000; Income Base = $100,000

Additional Purchase Payment on day 30 = $15,000; Income Base = $115,000

Additional Purchase Payment on day 95 = $10,000; Income Base = $125,000

On the first Benefit Year anniversary, the Income Base will not be less than $130,750 ($115,000 x 1.05 = $120,750 plus $10,000). The $10,000 Purchase Payment on day 95 is not eligible for the 5% Enhancement until the 2nd Benefit Year anniversary.

As explained below, the 5% Enhancement and Automatic Annual Step-up will not occur in the same year. If the Automatic Annual Step-up provides a greater increase to the Income Base, you will not receive the 5% Enhancement. If the Automatic Annual Step-up and the 5% Enhancement increase the Income Base to the same amount then you will receive the Automatic Annual Step-up. The 5% Enhancement or the Automatic Annual Step-up cannot increase the Income Base above the maximum Income Base of $10 million.

You will not receive the 5% Enhancement on any Benefit Year anniversary in which there is a withdrawal. The 5% Enhancement will occur on the following Benefit Year anniversary if no further withdrawals are made from the contract and the rider is within the Enhancement Period.

The following is an example of how the Automatic Annual Step-ups and the 5% Enhancement affect the Income Base and the potential for the charge to increase or decrease (assuming no withdrawals or additional Purchase Payments):
	Contract Value	Income Base with 5% Enhancement	Income Base	Potential for Charge to Change
Initial Purchase Payment $50,000	$50,000	N/A	$50,000	N/A
1st Benefit Year anniversary	$54,000	$52,500	$54,000	Yes
2nd Benefit Year anniversary	$53,900	$56,700	$56,700	No
3rd Benefit Year anniversary	$56,000	$59,535	$59,535	No
4th Benefit Year anniversary	$64,000	$62,512	$64,000	Yes

On the 1st Benefit Year anniversary, the Automatic Annual Step-up increased the Income Base to the Contract Value of $54,000 since the increase in the Contract Value is greater than the 5% Enhancement amount of $2,500 (5% of $50,000). On the 2nd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $54,000 = $2,700). On the 3rd Benefit Year anniversary, the 5% Enhancement provided a larger increase (5% of $56,700 = $2,835).  On the 4th Benefit Year anniversary, the Automatic Annual Step-up to the Contract Value was greater than the 5% Enhancement amount of $2,977 (5% of $59,535).

Death Prior to the Annuity Commencement Date. 4LATER® Select Advantage has no provision for a payout of the Income Base upon death of the Contractowners or Annuitant. In addition, 4LATER® Select Advantage provides no increase in value to the Death Benefit over and above what the Death Benefit provides in the base contract. At the time of death, if the Contract Value equals zero, no Death Benefit options (as described in the prospectus) will be in effect. Election of the 4LATER® Select Advantage does not impact the Death Benefit options available for purchase with your annuity contract. Generally all Death Benefit payments must be made in compliance with Internal Revenue Code Sections 72(s) or 401(a)(9), as amended. See The Contracts – Death Benefit.

If the Contractowner is not also named as the Annuitant or the Secondary Life, upon the first death of the Annuitant or Secondary Life, the 4LATER® Select Advantage rider will continue. Upon the second death of either the Annuitant or Secondary Life, 4LATER® Select Advantage will terminate.

Upon the death of the Contractowner, the 4LATER® Select Advantage rider will continue only if either Annuitant or the Secondary Life becomes the new Contractowner and payments under i4LIFE® Advantage begin within one year after the death of the Contractowner.

Termination. After the fifth anniversary of the effective date of the 4LATER® Select Advantage rider, the Contractowner may terminate the rider by notifying us in writing. After this time, the rider will also terminate if the Contractowner fails to adhere to the Investment Requirements. 4LATER® Select Advantage will automatically terminate:

a.	on the Annuity Commencement Date; or

b.	if the Annuitant is changed including any sale or assignment of the contract or any pledge of the contract as collateral; or

c.	upon the second death of either the Annuitant or Secondary Life; or

d.	when the Income Base is reduced to zero due to withdrawals; or

e.	the last day that you can elect i4LIFE® Advantage (age 95); or

f.	upon termination of the underlying contract.

This termination will not result in any increase in Contract Value equal to the Income Base. Upon effective termination of this rider, the benefits and charges within this rider will terminate. If you terminate the rider, you must wait one year before you can elect any Living Benefit Rider available for purchase at that time.

i4LIFE® Advantage Select Guaranteed Income Benefit for Contractowners who transition from 4LATER® Select Advantage. Contractowners with an active 4LATER® Select Advantage may purchase i4LIFE® Advantage Select Guaranteed Income Benefit at the terms in effect when the Contractowner purchased 4LATER® Select Advantage rider. i4LIFE® Advantage Select Guaranteed Income Benefit provides for periodic variable income payments for life, the ability to make withdrawals during a defined period of time (the Access Period), a Death Benefit during the Access Period, and a minimum payout floor, called the Guaranteed Income Benefit. You will be required to adhere to certain Investment Requirements during the time you own i4LIFE® Advantage Select Guaranteed Income Benefit. See Living Benefit Riders - i4LIFE® Advantage Guaranteed Income Benefit for more information.

Once you elect i4LIFE® Advantage Select Guaranteed Income Benefit, you can use the greater of the Income Base under 4LATER® Select Advantage or your Account Value to establish the Guaranteed Income Benefit under i4LIFE® Advantage Select Guaranteed Income Benefit. This decision must be made by the maximum age to elect i4LIFE® Advantage, which is age 95.

If you elect the 4LATER® Select Advantage joint life option, you must purchase i4LIFE® Advantage Select Guaranteed Income Benefit joint life option.

Contractowners who elect 4LATER® Select Advantage are guaranteed the ability in the future to elect i4LIFE® Advantage Select Guaranteed Income Benefit even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentage and Access Period requirements will be at least as favorable as those at the time they elected 4LATER® Select Advantage. These requirements are specifically listed in the Living Benefit Riders - Guaranteed Income Benefit with i4LIFE® Advantage section of your prospectus.

The Contractowner must elect the levelized option for Regular Income Payments. While i4LIFE® Advantage Select Guaranteed Income Benefit is in effect, the Contractowner cannot change the payment mode elected or decrease the length of the Access Period.

You should consider electing i4LIFE® Advantage Select Guaranteed Income Benefit when you are ready to immediately start receiving i4LIFE® Advantage payments. Payments from a nonqualified contract that a person receives under i4LIFE® Advantage Select Guaranteed Income Benefit are treated as “amounts received as an annuity” under section 72 of the Internal Revenue Code because the payments occur after the annuity starting date. These payments are subject to an “exclusion ratio” as provided in section 72(b) of the Code, which means a portion of each Annuity Payout is treated as income (taxable at ordinary income tax rates), and the remainder is treated as a nontaxable return of Purchase Payments.

Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage – The following discussion is added to the underlying prospectus and does not replace or change the provisions of any prior version of Guaranteed Income Benefit.

Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage – 4LATER® Select Advantage. Contractowners who elect 4LATER® Select Advantage and wish to transition to i4LIFE® Advantage Guaranteed Income Benefit are guaranteed the right, in the future, to elect i4LIFE® Advantage Select Guaranteed Income Benefit, even if it is no longer available for purchase. They are also guaranteed that the Guaranteed Income Benefit percentages and Access Period requirements will be at least as favorable as those available at the time they purchased 4LATER® Select Advantage.

If this election is made, you can use the greater of the Income Base under 4LATER® Select Advantage or the Account Value to establish the Guaranteed Income Benefit. The initial Guaranteed Income Benefit will be an amount equal to a specified percentage of your Account Value (or Income Base) based on your age (or the age of the younger life under a joint life option) at the time the Guaranteed Income Benefit is elected.

The initial Guaranteed Income Benefit percentage applicable to new rider elections is determined in our sole discretion based on current economic factors including interest rates and equity market volatility. Generally, the percentage may increase or decrease based on changes in equity market volatility, prevailing interest rates, or as a result of other economic conditions.  This percentage structure is intended to help us provide the guarantees under the rider. This initial Guaranteed Income Benefit percentage for new rider elections may be higher or lower than the percentage for existing Contractowners that have elected the rider, but your Guaranteed Income Benefit percentage will not change as a result.

The initial Guaranteed Income Benefit percentage applicable to new 4LATER® Select Advantage rider elections is set forth in a supplement to this prospectus, called a Rate Sheet. The Rate Sheet indicates the Guaranteed Income Benefit percentage, its effective period, and the date by which your application or rider election form must be signed and dated for a contract to be issued with that rate. The rates may change with each Rate Sheet and may be higher or lower than the rates on the previous Rate Sheet, but will not change more often than quarterly.

At least 10 days before the end of the indicated effective period, the Guaranteed Income Benefit percentage for the next effective period will be disclosed in a new Rate Sheet. In order to get the percentage indicated in a Rate Sheet, your application or rider election form must be signed and dated on or before the last day of the effective period noted in that Rate Sheet. For new Contractowners, current Rate Sheets will be included with the prospectus. For existing contractowners, current Rate Sheets will be mailed to you with your quarterly statement. You can also obtain the most current Rate Sheet by contacting your registered representative or online at LincolnFinancial.com.

Please refer to your prospectus for a complete discussion of i4LIFE® Advantage Guaranteed Income Benefit. Provisions not discussed in the supplement remain unchanged.

LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK
Lincoln New York Account N for Variable Annuities

ChoicePlus AssuranceSM Series

Supplement dated December 27 2016 to the Prospectus dated May 1, 2016, as supplemented

This Supplement outlines important changes that become effective on and after January 9, 2017. These changes are related to:

a) Investment options;
b) Investment Requirements for Living Benefit Riders; and
c) Certain other administrative changes that will impact your ChoicePlusSM individual annuity contract.

All other provisions in your prospectus, as supplemented, remain unchanged. This Supplement is for informational purposes only and requires no action on your part.

Fund Changes – The following information outlines changes that will impact the underlying investment options of your contract beginning January 9, 2017:

1.	The following funds will be available as new investment options under your contract:
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2)
•	First Trust Dow/Jones Dividend & Income Allocation Portfolio (Class I)
•	Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares)
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2)
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class)
•	LVIP Goldman Sachs Income Builder Fund (Service Class)
•	LVIP SSGA Mid-Cap Index Fund (Service Class)
•	Putnam VT George Putnam Balanced Fund (Class IB)

2.	The following funds that were previously closed will be re-opened for all contractowners:
•	LVIP American Century Select Mid Cap Managed Volatility Fund (Service Class)
•	LVIP ClearBridge Large Cap Managed Volatility Fund (Service Class)
•	LVIP Invesco Select Equity Managed Volatility Fund (Service Class)

3.	The following funds will offer a new share class for contracts purchased on and after January 9, 2017. Contracts issued prior to that date will continue to use the existing class:
•	Franklin Income VIP Fund (Class 4)
•	Franklin Mutual Share VIP Fund (Class 4)

4.	The following funds will not be available to contracts purchased on or after January 9, 2017:
•	Franklin Income VIP Fund (Class 2)
•	Franklin Mutual Shares VIP Fund (Class 2)
•	JPMorgan Insurance Trust Global Allocation Portfolio (Class 2)
•	PIMCO VIT CommodityRealReturn® Strategy Portfolio (Advisor Class)
•	Templeton Global Bond VIP Fund (Class 2)

Fund Expenses - The following item shows the minimum and maximum total expenses charged by the funds that you may pay periodically during the time that you own the contract. The expenses are for the year ending December 31, 2015 (or estimates for newly created funds).  More detail concerning each fund’s fees and expenses is contained in the prospectus for each fund.

	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.46%	2.07%
Total Annual Fund Operating Expenses (after contractual waivers/reimbursements*)	0.46%	1.71%
*Some of the funds have entered into contractual waiver or reimbursement arrangements that may reduce fund management and other fees and/or expenses during the period of the arrangement. These arrangements vary in length, but no arrangement will terminate before April 30, 2017.

The following table shows the expenses charged by the funds and share classes that are being added (as a percentage of the fund’s average net assets):
	Management Fees (before any waivers/ Reimburse-ments) +	12b-1 Fees (before any waivers/ reimburse-ments) +	Other Expenses (before any waivers/ reimburse- ments) +	Acquired Fund Fees and Expenses (AFFE) =	Total Expenses (before any waivers/ reimburse-ments)	Total Contractual waivers/ reimburse-ments (if any)	Total Expenses (after any waivers/ reimburse-ments)
Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2)(1)	0.25%	0.25%	0.00%	0.57%	1.07%	-0.15%	0.92%
First Trust Dow/Jones Dividend & Income Allocation Portfolio (Class I)(2)	0.60%	0.25%	0.49%	0.00%	1.34%	-0.14%	1.20%
Franklin Income VIP Fund (Class 4)	0.45%	0.35%	0.01%	0.00%	0.81%	0.00%	0.81%
Franklin Mutual Share VIP Fund (Class 4)	0.69%	0.35%	0.04%	0.00%	1.08%	0.00%	1.08%
Invesco V.I. Equally-Weighted S&P 500 Fund (Series II Shares)	0.12%	0.25%	0.43%	0.00%	0.80%	0.00%	0.80%
JPMorgan Insurance Trust Core Bond Portfolio (Class 2)(3)	0.40%	0.25%	0.21%	0.01%	0.87%	-0.02%	0.85%
LVIP Franklin/ Templeton Multi-Asset Opportunities Fund (Service Class)(4)	0.75%	0.25%	0.71%	0.36%	2.07%	-0.89%	1.18%
LVIP Goldman Sachs Income Builder Fund (Service Class)(5)	0.65%	0.25%	0.64%	0.00%	1.54%	-0.54%	1.00%
LVIP SSGA Mid-Cap Index Fund (Service Class)	0.27%	0.25%	0.05%	0.00%	0.57%	0.00%	0.57%
Putnam VT George Putnam Balanced Fund (Class IB)	0.52%	0.25%	0.20%	0.00%	0.97%	0.00%	0.97%
(1)
FMRC has contractually agreed to waive 0.05% of the fund's management fee.  This arrangement will remain in effect through April 30, 2017.  In addition, FMR has contractually agreed to reimburse 0.10% of class-level expenses for Service Class 2.  This arrangement will remain in effect for at least one year from the effective date of the prospectus, and will remain in effect thereafter as long as Service Class 2 continue to be sold to unaffiliated insurance companies.

(2)
The Fund's Investment advisor has agreed to waive fees and/or pay the Fund's expenses to the extent necessary to prevent the operating expenses of the Class I shares and Class shares (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) from exceeding 1.20% and 0.95%, respectively, of the Fund's average daily assets per year at least until May 1, 2017.  Expenses borne by the Fund's investment advisor are subject to reimbursement by the Fund up to three years from the date of the fee or expense was incurred, but no reimbursement payment will be made by the Fund at any time if it would result in the Class I share or Class II share expenses (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceeding 1.20% and 0.95%, respectively, of the Fund's average daily net assets per year.  The agreement may be terminated by the Trust on behalf of the Fund at any time and by the Fund's investment advisor only after May 1, 2017 upon 60 days' written notice.

(3)
The Portfolio’s adviser and/or its affiliates have contractually agreed to waive fees and/or reimburse expenses to the extent Total Annual Fund Operating Expenses of Class 2 Shares (excluding Acquired Fund Fees and Expenses other than certain money market fund fees as described below, dividend and interest expenses related to short sales, interest, taxes, expenses related to litigation and potential litigation, and extraordinary expenses) exceed 0.85% of the average daily net assets. The Portfolio may invest in one or more money market funds advised by the Adviser or its affiliates (affiliated money market funds). The Fund’s adviser and/or administrator have contractually agreed to waive fees and/or reimburse expenses in an amount sufficient to offset the respective net fees each collects from the affiliated money market funds on the Portfolio’s investment in such money market funds. These waivers are in effect through 4/30/2017, at which time the adviser and/or its affiliates will determine whether to renew or revise them.

(4)
Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to waive the following portion of its advisory fee:  0.28% of the Fund’s average daily net assets.  The adviser has also contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.57% of the Fund’s average daily net assets for the Standard Class (and 0.82% for the Service Class).  Both agreements will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to the average net assets appearing in the Financial Highlights table which reflects only the operating expenses of the Fund and does not include AFFE.

(5)
Lincoln Investment Advisors Corporation (the “adviser”) has contractually agreed to reimburse the Fund to the extent that the Total Annual Fund Operating Expenses (excluding AFFE) exceed 0.75% of the Fund’s average daily net assets for the Standard Class (and 1.00% for the Service Class).  The agreement will continue at least through April 30, 2017 and cannot be terminated before that date without the mutual agreement of the Fund’s board of trustees and the adviser.

EXAMPLES

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include Contractowner transaction expenses, contract fees, separate account annual expenses, and fund fees and expenses. The Examples have been calculated using the fees and expenses of the funds prior to the application of any contractual waivers and/or reimbursements.

The first Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
B-Share	$1,266	$2,319	$3,403	$6,001
C-Share	$605	$1,831	$3,080	$6,301
L-Share	$1,305	$2,431	$3,080	$6,301

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
B-Share	$566	$1,719	$2,903	$6,001
C-Share	$605	$1,831	$3,080	$6,301
L-Share	$605	$1,831	$3,080	$6,301

The next Example assumes that you invest $10,000 in the contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, the maximum fees and expenses of any of the funds and that the EGMDB and Lincoln Market Select® Advantage at the guaranteed maximum charge are in effect. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

1)	If you surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
B-Share	$1,310	$2,418	$3,508	$5,908
C-Share	$649	$1,929	$3,183	$6,206
L-Share	$1,349	$2,529	$3,183	$6,206

2)	If you annuitize or do not surrender your contract at the end of the applicable time period:

	1 year	3 years	5 years	10 years
B-Share	$610	$1,818	$3,008	$5,908
C-Share	$649	$1,929	$3,183	$6,206
L-Share	$649	$1,929	$3,183	$6,206

For more information, see Charges and Other Deductions in this prospectus, and the prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. Different fees and expenses not reflected in the examples may be imposed during a period in which Annuity Payouts are made. See The Contracts - Annuity Payouts. These examples should not be considered a representation of past or future expenses. Actual expenses may be more or less than those shown.

Investments of the Variable Account – Description of the Funds.  This section outlines the investment objectives for the fund additions listed above. More detailed information may be obtained from the current prospectus for each fund. You should read each fund prospectus carefully before investing. Please be advised that there is no assurance that any of the funds will achieve their stated objectives.

AIM Variable Insurance Funds (Invesco Variable Insurance Funds), advised by Invesco Advisers, Inc.
•	Invesco V.I. Equally-Weighted S&P 500 Fund* (Series II Shares): To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.
Fidelity® Variable Insurance Products, advised by Fidelity Management and Research Company
•	Fidelity® VIP FundsManager® 50% Portfolio (Service Class 2): Seeks high total return; a fund of funds.
First Trust Variable Insurance Trust, advised by First Trust Advisers, L.P.
•	First Trust Dow/Jones Dividend & Income Allocation Portfolio (Class I): Seeks to provide total return by allocating among dividend-paying stocks and investment grade bonds.
JPMorgan Insurance Trust, advised by J.P. Morgan Investment Management Inc.
•	JPMorgan Insurance Trust Core Bond Portfolio (Class 2): Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate and long-term debt securities.
LVIP Variable Insurance Products Trust, advised by Lincoln Investment Advisors Corporation
•	LVIP Franklin Templeton Multi-Asset Opportunities Fund (Service Class): Long-term growth of capital.
•	LVIP Goldman Sachs Income Builder Fund (Service Class): Seeks a balance of current income and capital appreciation.
•
LVIP SSGA Mid-Cap Index Fund (Service Class): Seeks to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid-sized U.S. companies.

Putnam Variable Trust, advised by Putnam Investment Management, LLC
•
Putnam VT George Putnam Balanced Fund (Class IB): Seeks to provide a balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.

*The Index this portfolio is managed to (the “Index”) is a product of S&P Dow Jones Indices LLC (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (“Licensee”). Standard & Poor’s® and S&P® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by Licensee. Licensee’s product(s) is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates and none such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

The Contracts – Asset Allocation Models. The following section is added to your prospectus, immediately prior to the section entitled Death Benefit.

Asset Allocation Models - You may allocate your Purchase Payments among a group of Subaccounts that invest in underlying funds within an asset allocation model. Each model invests different percentages of Contract Value in some or all of the Subaccounts currently available within your annuity contract. If you select an asset allocation model, 100% of your Contract Value (and any additional Purchase Payments you make) will be allocated among certain Subaccounts in accordance with the model’s asset allocation strategy. You may not make transfers among the Subaccounts. We will proportionately deduct any withdrawals you make from the Subaccounts in the asset allocation model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in the contract at any time.

Your registered representative may discuss asset allocation models with you to assist in deciding to allocate your Purchase Payments among the various Subaccounts and/or the fixed account. You should consult with your registered representative whether a model is appropriate for you.

Each of the asset allocation models seeks to meet its investment objective while avoiding excessive risk. The models also strive to achieve diversification among asset classes in order to help provide returns commensurate with a given level of risk over the long-term. There can be no assurance, however, that any of the asset allocation models will achieve its investment objective. If you are seeking a more aggressive strategy, these models are probably not appropriate for you.

The asset allocation models are intended to provide a diversified investment portfolio by combining different asset classes to help it reach its stated investment goal. While diversification may help reduce overall risk, it does not eliminate the risk of losses and it does not protect against losses in a declining market.

In order to maintain the model’s specified Subaccount allocation percentages, you agree to be automatically enrolled in the portfolio rebalancing option and you thereby authorize us to automatically rebalance your Contract Value on a quarterly basis based upon your allocation instructions in effect at the time of the rebalancing.  Confirmation of the rebalancing will appear on your quarterly statement.  We reserve the right to change the rebalancing frequency at any time, in our sole discretion, but will not make changes more than once per calendar year. You will be notified at least 30 days prior to the date of any change in frequency.

The models are static asset allocation models. This means that they have fixed allocations made up of underlying funds that are offered within your contract and the percentage allocations will not change over time. Once you have selected an asset allocation model, we will not make any changes to the fund allocations within the model except for the rebalancing described above. If you desire to change your Contract Value or Purchase Payment allocation or percentages to reflect a revised or different model, you must submit new allocation instructions to us. You may terminate a model at any time. There is no charge from Lincoln for participating in a model.

The election of certain Living Benefit Riders may require that you allocate Purchase Payments in accordance with Investment Requirements that may be satisfied by choosing an asset allocation model. Different requirements and/or restrictions may apply under the individual rider. See The Contracts – Investment Requirements. To the extent you are using a model to satisfy your Investment Requirements, the model is intended, in part, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under the Living Benefit Riders.

The models were designed and prepared by Lincoln Investment Advisors Corp. (LIAC), which is an affiliate of ours, for use by Lincoln Financial Distributors, Inc. (LFD), the principal underwriter of the contracts. LFD provides models to broker-dealers who may offer the models to their own clients. In making these models and Subaccounts available as investment options under your contract, LIAC, LFD and the Company are not providing you with investment advice, nor are they recommending to you any particular model or Subaccount. You should consult with your registered representative to determine whether you should utilize or invest in any model or Subaccount, or whether it is suitable for you based upon your goals, risk tolerance and time horizon.

If a fund within a model closes to new investors, investors that have been invested before the fund closed may remain in the model. However the model would no longer be offered to new investors. If a fund within a model liquidates, we may transfer assets from that Subaccount to another Subaccount after providing notice to you. If this transfer occurs, and you own a Living Benefit Rider and are subject to Investment Requirements, you may no longer comply with the Investment Requirements. See the Investment Requirements section of your prospectus for more information. If a fund within a model merges with another fund, we will add the surviving fund to the model.

The Contracts – Investment Requirements.  If you have elected a Living Benefit Rider, you may be subject to the Investment Requirements outlined in the prospectus, according to which Living Benefit Rider you own. Please refer to your prospectus to determine if you are subject to Investment Requirements. The changes outlined below are effective January 9, 2017. All other provisions of Investment Requirements remain unchanged.

The following changes apply to Investment Requirements for Managed Risk Riders. The JPMorgan Insurance Trust Core Bond Portfolio will be added to the list of subaccounts under Group 1, and to the list of funds among which you may allocate 100% of your Contract Value.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased on or after August 29, 2016. Beginning January 9, 2017, you must currently allocate your Contract Value among one or more of the following Subaccounts:

Group 1 Investments must be at least 40% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)
Delaware VIP® Diversified Income Series	LVIP Delaware Diversified Floating Rate Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP Dimensional/Vanguard Total Bond Fund
JPMorgan Insurance Trust Core Bond Fund	LVIP PIMCO Low Duration Bond Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Bond Index Fund
LVIP Delaware Bond Fund

Group 2 Investments cannot exceed 60% of Contract Value or Account Value (if i4LIFE® Advantage is in effect)
AB VPS Small/Mid Cap Value Portfolio	LVIP Global Growth Allocation Managed Risk Fund
American Century VP Balanced Fund	LVIP Global Moderate Allocation Managed Risk Fund
BlackRock Global Allocation V.I. Fund	LVIP Goldman Sachs Income Builder Fund
Delaware VIP® Small Cap Value Series	LVIP Government Money Market Fund
Delaware VIP® U.S. Growth Series	LVIP JPMorgan High Yield Fund
Delaware VIP® Value Series	LVIP MFS International Growth Fund
Fidelity® VIP Contrafund® Portfolio	LVIP MFS Value Fund
Fidelity® VIP FundsManager® 50% Portfolio	LVIP Mondrian International Value Fund
Fidelity® VIP Mid Cap Portfolio	LVIP SSGA Conservative Index Allocation Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio	LVIP SSGA Conservative Structured Allocation Fund LVIP SSGA Developed International 150 Fund
Franklin Income VIP Fund Franklin Mutual Shares VIP Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Invesco V.I. Equally-Weighted S&P 500 Fund	LVIP SSGA International Index Fund
Invesco V.I. International Growth Fund	LVIP SSGA Large Cap 100 Fund
JPMorgan Insurance Trust Global Allocation Portfolio	LVIP SSGA Mid-Cap Index Fund
LVIP American Global Growth Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP American Growth Fund	LVIP SSGA Moderate Structured Allocation Fund
LVIP American Growth-Income Fund LVIP American International Fund	LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP Baron Growth Opportunities Fund LVIP BlackRock Global Allocation V.I. Managed Risk Fund	LVIP SSGA Moderately Aggressive Structured Allocation Fund LVIP SSGA S&P 500 Index Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	LVIP SSGA Small-Cap Index Fund LVIP SSGA Small-Mid Cap 200 Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	LVIP T. Rowe Price Structured Mid-Cap Growth Fund LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Delaware Social Awareness Fund	LVIP Vanguard Domestic Equity ETF Fund
LVIP Delaware Special Opportunities Fund	LVIP Vanguard International Equity ETF Fund
LVIP Dimensional International Core Equity Fund	LVIP Wellington Mid-Cap Value Fund
LVIP Dimensional U.S. Core Equity 1 Fund	MFS® VIT Growth Series
LVIP Dimensional U.S. Core Equity 2 Fund	MFS® VIT Total Return Series
LVIP Franklin Templeton Multi-Asset Opportunities Fund	Putnam VT George Putnam Balanced Fund
LVIP Global Conservative Allocation Managed Risk Fund

The fixed account is only available for dollar cost averaging.

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.

American Century VP Balanced Fund	LVIP Franklin Templeton Multi-Asset Opportunities Fund
BlackRock Global Allocation V.I. Fund	LVIP Global Conservative Allocation Managed Risk Fund
Delaware VIP® Diversified Income Series	LVIP Global Growth Allocation Managed Risk Fund
Delaware VIP® Limited-Term Diversified Income Series	LVIP Global Moderate Allocation Managed Risk Fund
Fidelity® VIP FundsManager® 50% Portfolio	LVIP Goldman Sachs Income Builder Fund
First Trust/Dow Jones Dividend & Income Allocation Portfolio	LVIP PIMCO Low Duration Bond Fund LVIP SSGA Bond Index Fund
JPMorgan Insurance Trust Core Bond Fund	LVIP SSGA Conservative Index Allocation Fund
LVIP BlackRock Global Allocation V.I. Managed Risk	LVIP SSGA Conservative Structured Allocation Fund
LVIP BlackRock Global Growth ETF Allocation Managed Risk Fund	LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP BlackRock Inflation Protected Bond Fund	LVIP SSGA Moderate Index Allocation Fund
LVIP BlackRock U.S. Growth ETF Allocation Managed Risk Fund	LVIP SSGA Moderate Structured Allocation Fund LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Delaware Bond Fund	MFS® VIT Total Return Series
LVIP Delaware Diversified Floating Rate Fund	Putnam VT George Putnam Balanced Fund
LVIP Dimensional/Vanguard Total Bond Fund

As an alternative, to satisfy these Investment Requirements, 100% of the Contract Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your contract that meets the Investment Requirements or reallocate Contract Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

The following changes apply to Investment Requirements for other Living Benefit Riders purchased prior to August 29, 2016. The JPMorgan Insurance Trust Core Bond Portfolio will be added to the list of subaccounts under Group 1, and to the list of funds among which you may allocate 100% of your Contract Value.

The LVIP SSGA Mid-Cap Index Fund and Invesco V.I. Equally-Weighted S&P 500 Fund will be added to the list of subaccounts under Group 2.

The Fidelity® VIP FundsManager® 50% Portfolio, First Trust Dow/Jones Dividend & Income Allocation Portfolio, LVIP Franklin/Templeton Multi-Asset Opportunities Fund, LVIP Goldman Sachs Income Builder Fund, and Putnam VT George Putnam Balanced Fund will be added to Group 2, and to the list of funds among which you may allocate 100% of your Contract Value.

The Contracts – Allocation of Purchase Payments. The following information is added as a new paragraph to this section: If an underlying fund imposes restrictions with respect to the acceptance of Purchase Payments or allocations, we reserve the right to reject an allocation request at any time the underlying fund notifies us of such a restriction. We will notify you if your allocation request is or becomes subject to such restrictions.

The Contracts – Transfers On or Before the Annuity Commencement Date. The following information is added to this section:  We may defer or reject a transfer request that is subject to a restriction imposed by an underlying fund.

Living Benefit Riders – Guaranteed Income Benefit with i4LIFE® Advantage. The name of the i4LIFE® Advantage Guaranteed Income Benefit (version 5) rider will be changed to i4LIFE® Advantage Select Guaranteed Income Benefit.

Please retain this Supplement for future reference.

PART A

The prospectus for the ChoicePlus Series variable annuity contract, as supplemented, is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-181616) filed on April 13, 2016.

PART B

The Statement of Additional Information for the ChoicePlus Series variable annuity contract is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-181616) filed on April 13, 2016.

Lincoln New York Account N for Variable Annuities

PART C - OTHER INFORMATION

Item 24. Financial Statements and Exhibits

(a) List of Financial Statements

1. Part A

The Table of Condensed Financial Information is incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-181616) filed on April 13, 2016.

2. Part B

The following financial statements for the Variable Account are incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-181616) filed on April 13, 2016.

Statement of Assets and Liabilities - December 31, 2015
Statement of Operations - Year ended December 31, 2015
Statements of Changes in Net Assets - Years ended December 31, 2015 and 2014
Notes to Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm

3. Part B

The following financial statements for Lincoln Life & Annuity Company of New York are incorporated herein by reference to Post-Effective Amendment No. 10 (File No. 333-181616) filed on April 13, 2016.

Balance Sheets - Years ended December 31, 2015 and 2014
Statements of Comprehensive Income (Loss) - Years ended December 31, 2015, 2014 and 2013
Statements of Stockholder’s Equity - Years ended December 31, 2015, 2014 and 2013
Statements of Cash Flows - Years ended December 31, 2015, 2014 and 2013
Notes to Financial Statements - December 31, 2015
Report of Independent Registered Public Accounting Firm

(b) List of Exhibits

(1)(a) Resolution of Board of Directors and Memorandum authorizing establishment of the Variable Account are incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(b) Amendment to that Certain Memorandum incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-93875) filed on December 30, 1999.

(2) Not Applicable

(3)(a) Principal Underwriting Agreement between Lincoln Financial Distributors, Inc. and Lincoln Life & Annuity Company of New York incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-145531) filed on November 16, 2007.

(b) Broker-Dealer Selling Group Agreement among The Lincoln National Life Insurance Company, Lincoln Life & Annuity Company of New York and Lincoln Financial Distributors, Inc. incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-170897) filed on April 8, 2011.

(4)(a) Annuity Contract (30070BNYL 5/03) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-141754) filed on April 14, 2004.

(b) Contract Specifications (30070 - B Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.

(c) Contract Specifications (30070 - L Share) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.

(d) Contract Specifications (30070 - C Share) incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-181616) filed on August 9, 2013.

(e) Persistency Credit Rider (32154B-NY) incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-83718) filed on May 24, 2002.

(f) Amendment for IRA Retirement Plan (AE-283) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(g) Amendment for Roth IRA Retirement Plan (AE-284) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(h) Guaranteed Account Values for DCA Fixed Account (NYLGV) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.

(i) Allocation Amendment (AR503 1/06) incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-40937) filed on April 18, 2006.

(j) Variable Annuity Rider (32793 7/06 NY LSSA) incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-93875) filed on December 21, 2006.

(k) Section 403(b) Annuity Endorsement (32481NY-I-12/08) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-141763) filed on April 7, 2009.

(l) Enhanced Minimum Guaranteed Death Benefit (32149-NY) incorporated herein by reference to Post-Effective Amendment No. 25 (File No. 333-40937) filed on April 13, 2007.

(m) Variable Annuity Guaranteed Income Benefit Rider (LINC 2.0) (AR-529 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(n) Guaranteed Income Benefit Rider (GIB v4) AR-528 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(o) Contract Benefit Data (CBD 8/10 NY) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(p) Variable Annuity Payment Option Rider (i4LA-NQ 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(q) Variable Annuity Payment Option Rider (i4LA-Q 8/10 NY Rev 09-02) incorporated herein by reference to Post-Effective Amendment No. 12 (File No. 333-145531) filed on October 28, 2010.

(r) Contract Endorsement (AR514-DOMA) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.

(i) Amendatory Endorsement (AR-567 DOMA) incorporated herein by reference to Post-Effective Amendment No. 8 (File No. 333-170897) filed on November 5, 2013.

(s) Variable Annuity Amendment (AR 440 NY 06/05) incorporated herein by reference to Post-Effective Amendment No. 1 (File No. 333-171097) filed on June 21, 2011.

(t) Variable Annuity Living Benefit Rider (LINC 2 + Protected Funds) (AR-529 8/10) incorporated herein by reference to Post-Effective Amendment No. 2 (File No. 333-170695) filed January 30, 2012.

(u) Guaranteed Income Later Rider (4LATER Adv Protected Funds) (AR-547 3/12) incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-181612) filed on May 23, 2012.

(v) Contract Amendment – Maturity Date (AR-554 10/14) incorporated herein by reference to Post-Effective Amendment No. 7 (File No. 333-181616) filed on April 5, 2015.

(w) Variable Annuity Living Benefit Rider (Market Select Advantage) (AR-591 NY) incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-171096) filed on April 12, 2016.

(5) Application incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-93875) filed on April 27, 2000.

(6) Amended and Restated By-laws of Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-175691) filed on July 21, 2011.

(7)(a) Automatic Indemnity Reinsurance Agreement dated December 31, 2007, Amended and Restated as of January 1, 2010 between Lincoln Life & Annuity Company of New York and Lincoln National Reinsurance Company (Barbados) Limited incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(b) Novation Agreement effective as of January 1, 2010 by and among Lincoln National Reinsurance Company (Barbados) Limited, Lincoln Life & Annuity Company of New York and The Lincoln National Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 9 (File No. 333-141758) filed on April 7, 2010.

(i) Amendments to Novation Agreement incorporated herein by reference to Post-Effective Amendment No. 21 (File 333-145531) filed on November 5, 2013.

(8)(a) Accounting and Financial Services Administration Agreement dated October 1, 2007 among Mellon Bank, N.A., The Lincoln National Life Insurance Company and Lincoln Life & Annuity Company of New York incorporated herein by reference to Registration Statement on Form N-4 (File No. 333-147673) filed on November 28, 2007.

(b) Fund Participation Agreements and Amendments between Lincoln Life & Annuity Company of New York and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 17 on Form N-6 (File No. 333-155333) filed on April 2, 2013.

(ii) AllianceBernstein Variable Products Series Funds incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(iii) BlackRock Variable Series Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(iv) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(v) Deutsche Variable Series II incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(vi) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(vii) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(viii) JP Morgan Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.

(ix) Legg Mason Partners Variable Equity Trust, Legg Mason Partners Variable Income Trust, Legg Mason Investor Services, LLC, and Legg Mason Partners Fund Advisor, LLC Agreement incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(x) Lincoln Variable Insurance Products Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.

(xi) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 19 (File No. 333-155333) filed on April 1, 2015.

(xii) PIMCO Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 23 on Form N-6 (File No. 333-146507) filed on April 1, 2015.

(xiii) American Century Investment Services, Inc. incorporated herein by reference to Post-Effective Amendment No. 14 on Form N-6 (File No. 333-155333) filed on April 1, 2011.

(xix) First Trust Variable Insurance Trust and First Trust Portfolios, L.P. incorporated herein by reference to Post-Effective Amendment No. 3 (File No. 333-193276) filed on April 15, 2016.

(xv) Putnam Variable Trust incorporated herein by reference to Post-Effective Amendment No. 20 on Form N-6 (File No. 333-155333) filed on April 1, 2016.

(c) Rule 22c-2 Agreements between Lincoln Life & Annuity Company of New York and:

(i) AIM Variable Insurance Funds, Inc. incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(ii) BlackRock Variable Series Fund, Inc. incorporated herein by reference to Post-Effective Amendment No. 22 (File No. 333-68842) filed on June 22, 2009.

(iii) Delaware VIP Trust incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-145531) filed on March 30, 2012.

(iv) Fidelity Variable Insurance Products Fund incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(v) Franklin Templeton Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(vi) Lincoln Variable Insurance Products Trust incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-149449) filed on November 26, 2008.

(vii) MFS Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(viii) American Century Variable Portfolios, Inc. incorporated herein by reference to Post-Effective Amendment No. 29 (File No. 333-61554) filed on March 16, 2009.

(ix) Putnam Variable Insurance Trust incorporated herein by reference to Post-Effective Amendment No. 30 (File No. 333-36304) filed on May 29, 2008.

(9) Opinion and Consent of Scott C. Durocher, Counsel of The Lincoln National Life Insurance Company, as to legality of securities being issued incorporated herein by reference to Pre-Effective Amendment No. 1 (File No. 333-181616) filed on August 28, 2012.

(10)(a) Consent of Ernst & Young LLP, Independent Registered Public Accounting Firm

(b) Power of Attorney - Principal Officers and Directors of Lincoln Life & Annuity Company of New York incorporated herein by reference to Post-Effective Amendment No. 14 (File No. 333-181616) filed on November 28, 2016.

(11) Not Applicable

(12) Not Applicable

(13) Organizational Chart of The Lincoln National Insurance Holding Company System incorporated herein by reference to Post-Effective Amendment No. 15 (File No. 333-170897) filed on June 30, 2016.

Item 25. Directors and Officers of the Depositor

The following list contains the officers and directors of Lincoln Life & Annuity Company of New York who are engaged directly or indirectly in activities relating to Lincoln New York Account N for Variable Annuities as well as the contracts. The list also shows Lincoln Life & Annuity Company of New York's executive officers.

Name	Positions and Offices with Depositor
Ellen Cooper**	Executive Vice President, Chief Investment Officer and Director
Jeffrey D. Coutts**	Senior Vice President and Treasurer
Randal J. Freitag**	Executive Vice President, Chief Financial Officer and Director
Dennis R. Glass**	President and Director
George W. Henderson, III Granville Capital 300 N. Greene Street Greensboro, NC 27401	Director
Christine Janofsky**	Senior Vice President, Chief Accounting Officer and Controller
Mark E. Konen**	Executive Vice President and Director
M. Leanne Lachman 870 United Nations, Plaza, #19-E New York, NY 10017	Director
Louis G. Marcoccia Senior Vice President Syracuse University Crouse-Hinds Hall, Suite 620 900 S. Crouse Ave. Syracuse, NY 13244	Director
Patrick S. Pittard 20 Cates Ridge Atlanta, GA 30327	Director
Robert O. Sheppard*	Assistant Vice President, General Counsel and Secretary
Joseph D. Spada***	Vice President and Chief Compliance Officer for Separate Accounts

*Principal business address is 100 Madison Street, Suite 1860, Syracuse, NY 13202
**Principal business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
***Principal business address is 350 Church Street, Hartford, Connecticut 06096

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

See Exhibit 13: Organizational Chart of the Lincoln National Insurance Holding Company System.

Item 27. Number of Contractowners

As of October 31, 2016 there were 19,975 contract owners under Account N.

Item 28. Indemnification

a) Brief description of indemnification provisions.

In general, Article VII of the By-Laws of Lincoln Life & Annuity Company of New York provides that Lincoln New York will indemnify certain persons against expenses, judgments and certain other specified costs incurred by any such person if he/she is made a party or is threatened to be made a party to a suit or proceeding because he/she was a director, officer, or employee of Lincoln New York, as long as he/she acted in good faith and in a manner he/she reasonably believed to be in the best interests of, or act opposed to the best interests of, Lincoln New York. Certain additional conditions apply to indemnification in criminal proceedings.

In particular, separate conditions govern indemnification of directors, officers, and employees of Lincoln New York in connection with suits by, or in the right of, Lincoln New York.

Please refer to Article VII of the By-Laws of Lincoln New York (Exhibit no. 6 hereto) for the full text of the indemnification provisions. Indemnification is permitted by, and is subject to the requirements of, New York law.

b) Undertaking pursuant to Rule 484 of Regulation C under the Securities Act of 1933:

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in Item 28(a) above or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer, or controlling person of the Registrant in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriter

(a) Lincoln Financial Distributors, Inc. (“LFD”) currently serves as Principal Underwriter for: Lincoln National Variable Annuity Account C; Lincoln National Flexible Premium Variable Life Account D; Lincoln National Variable Annuity Account E; Lincoln National Flexible Premium Variable Life Account F; Lincoln National Flexible Premium Variable Life Account G; Lincoln National Variable Annuity Account H; Lincoln Life & Annuity Variable Annuity Account H; Lincoln Life Flexible Premium Variable Life Account J; Lincoln Life Flexible Premium Variable Life Account K; Lincoln National Variable Annuity Account L; Lincoln Life & Annuity Variable Annuity Account L; Lincoln Life Flexible Premium Variable Life Account M; Lincoln Life & Annuity Flexible Premium Variable Life Account M; Lincoln Life Variable Annuity Account N; Lincoln New York Account N for Variable Annuities; Lincoln Life Variable Annuity Account Q; Lincoln Life Flexible Premium Variable Life Account R; LLANY Separate Account R for Flexible Premium Variable Life Insurance; Lincoln Life Flexible Premium Variable Life Account S; LLANY Separate Account S for Flexible Premium Variable Life Insurance; Lincoln Life Variable Annuity Account T; Lincoln Life Variable Annuity Account W; and Lincoln Life Flexible Premium Variable Life Account Y and Lincoln Life & Annuity Flexible Premium Variable Life Account Y; Lincoln Life Variable Annuity Account JF-H; Lincoln Life Variable Annuity Account JF-I; Lincoln Life Flexible Premium Variable Life Account JF-A; Lincoln Life Flexible Premium Variable Life Account JF-C; Lincoln Life Variable Annuity Account JL-A; Lincoln Life & Annuity Flexible Premium Variable Life Account JA-B; Lincoln Variable Insurance Products Trust; Lincoln Advisors Trust.

(b) Officers and Directors of Lincoln Financial Distributors, Inc.:

Name	Positions and Offices with Underwriter
Andrew J. Bucklee*	Senior Vice President and Director
Patrick J. Caulfield**	Vice President, Chief Compliance Officer and Senior Counsel
Jeffrey D. Coutts*	Senior Vice President and Treasurer
Wilford H. Fuller*	President, Chief Executive Officer and Director
John C. Kennedy*	Senior Vice President, Head of Retirement Solutions Distribution, and Director
Thomas P. O'Neill*	Senior Vice President and Chief Operating Officer
Christopher P. Potochar*	Senior Vice President and Director, Head of Finance and Strategy
Nancy A. Smith*	Secretary

*Principal Business address is Radnor Financial Center, 150 Radnor Chester Road, Radnor, PA 19087
**Principal Business address is 350 Church Street, Hartford, CT 06103

(c) N/A

Item 30. Location of Accounts and Records

All accounts, books, and other documents, required to be maintained by Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by The Lincoln National Life Insurance Company (“Lincoln Life”), 1300 South Clinton Street, Fort Wayne, Indiana 46802 pursuant to an administrative services agreement with Lincoln Life & Annuity Company of New York. Lincoln Life has entered into an agreement with Bank of New York Mellon, One Mellon Bank Center, 500 Grant Street, Pittsburgh, PA 15258, to provide accounting services for the VAA.

Item 31. Management Services

Not Applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a Certificate or an Individual Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or a similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to Lincoln New York at the address or phone number listed in the Prospectus.

(d) Lincoln Life & Annuity Company of New York hereby represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Lincoln Life & Annuity Company of New York.

SIGNATURES

(a) As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 16 to the Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut on this 27th day of December, 2016.

Lincoln New York Account N for Variable Annuities (Registrant) Lincoln ChoicePlus AssuranceSM Series
By:	/s/Kimberly A. Genovese Kimberly A. Genovese Assistant Vice President, Lincoln Life & Annuity Company of New York (Title)
LINCOLN LIFE & ANNUITY COMPANY OF NEW YORK (Depositor)
By:	/s/Stephen R. Turer Stephen R. Turer Senior Vice President, Lincoln Life & Annuity Company of New York (Title)

(b) As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in their capacities indicated on December 27, 2016.

Signature	Title
* Dennis R. Glass	President (Principal Executive Officer)
* Ellen Cooper	Executive Vice President, Chief Investment Officer and Director
* Randal J. Freitag	Executive Vice President, Chief Financial Officer and Director (Principal Financial Officer)
* George W. Henderson, III	Director
* Mark E. Konen	Executive Vice President and Director
* M. Leanne Lachman	Director
* Louis G. Marcoccia	Director
* Patrick S. Pittard	Director
*By: /s/ Kimberly A. Genovese Kimberly A. Genovese	Pursuant to a Power of Attorney